EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Tables)	12 Months Ended
Dec. 31, 2020
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Schedule of employee costs and purchase of goods and services

	2020	2019	2018
Employee costs	$835.0	$908.4	$895.9
Less employee costs capitalized to property, plant and equipment and to intangible assets	(200.0)	(210.2)	(199.3)
	635.0	698.2	696.6
Purchase of goods and services:
Royalties, rights and creation costs	651.0	662.7	681.7
Cost of products sold	476.0	415.3	380.2
Service contracts	197.3	158.2	154.3
Marketing, circulation and distribution expenses	80.8	106.7	105.9
Other	323.1	369.8	380.9
	1,728.2	1,712.7	1,703.0
	$2,363.2	$2,410.9	$2,399.6